TRADE AND OTHER RECEIVABLES (CURRENT) (Tables)	12 Months Ended
Jun. 30, 2024
Trade And Other Receivables
SCHEDULE OF TRADE AND OTHER RECEIVABLES (CURRENT)

	2024 A$	2023 A$
Trade receivables	209,254	1,080,479
Less: impairment loss	-	(888,576)
Net trade receivables	209,254	191,903
Other receivables (1)	1,917,299	1,729,754
Total net current trade and other receivables	2,126,553	1,921,657

(1)	Other receivables includes the R&D tax incentive refund accrued for the 2024 financial year A$1,839,023 (2023: A$1,616,064).